CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021
Loss from operations			$ (38,408,000)
Other income (loss):
Change in fair value of warrant liability			(5,783,000)
Net loss			$ (47,825,000)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic			47,667,440
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted			47,667,440
Net loss per share attributable to common stockholders, basic			$ (1.00)
Net loss per share attributable to common stockholders, diluted			$ (1.00)
Northern Genesis Acquisition Corp II [Member]
Operating and formation costs	$ 1,000	$ 1,554,197	$ 3,016,548
Loss from operations	(1,000)	(1,554,197)	(3,016,548)
Other income (loss):
Change in fair value of warrant liability		12,701,734	8,328,400
Change in fair value of FPA liability		393,333	253,333
Loss on initial issuance of private warrants			(267,467)
Offering costs allocated to warrant and FPA liabilities			(1,148,289)
Interest earned on marketable securities held in Trust Account		5,328	28,694
Total other income, net		13,100,395	7,194,671
Net loss	$ 1,000	$ 11,546,198	$ 4,182,273
Basic and diluted weighted average shares outstanding, redeemable common stock subject to possible redemption		41,400,000	39,125,275
Basic and Diluted net income (loss) per share, redeemable common stock	$ 0.00	$ 0.22	$ 0.08
Basic and diluted weighted average shares outstanding, non-redeemable common stock subject to possible redemption	10,350,000	10,350,000	10,275,824
Basic and diluted net income (loss) per share, non-redeemable common stock	$ 0.00	$ 0.22	$ 0.08